Investments in associates - Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [abstract]
Balance - January 1	$ 319,763	$ 125,354
Acquisitions	271	2,361
Disposals	(127,931)	0
Share of income (loss), net	7,925	(2,438)
Share of other comprehensive loss	(6,795)	(1,368)
Net gain on ownership dilution	4,842	3,604
Loss on disposals	(7,437)	0
(Loss) gain on deemed disposal	(3,057)	11,854
Transfers to other investments	(7,159)	(15,343)
Impairment	(64,771)	(2,361)
Investments in associates held by Osisko Development and deconsolidated on September 30, 2022	0	(8,900)
Reclassification of interest held by the Company in Osisko Development	0	207,000
Balance - December 31	$ 115,651	$ 319,763